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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13-F

                 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calender Year or Quarter ended: March 31, 2002

Check here if Amendment [ ]; Amendment number:
                                               ---------------------------

     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Account Management, LLC
Address: 2 Newbury Street
         Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter deRoetth
Title: Principal
Phone: 617/236-4200

Signature, Place and Date of Signing:


/s/ Illegible
----------------------            Boston, MA                     5-10-02
[Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
^ [if there are no entries in this list, omit this section.]^
     Form 13P File Number                Name

     28-
        -----------------                ---------------------------------------
     ^[Repeat as necessary]^

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
Page 1 of 4             FORM 13F                                   Name of Reporting Manager  Account Management LLC
--------------------------------------------------------------------------------------------------------------------
                                                                                              Item 6:
                                                                                      Investment Discretion
                                                                    Item 5:    -------------------------------------
                                          Item 3:      Item 4:     Shares or                (b)Shared-
        Item 1:             Item 2:       CUSIP      Fair Market   Principal                As Defined     (c)Shared
    Name of Issuer      Title of Class    Number        Value       Amount      (a)Sole     in Instr. V     - Other
--------------------------------------------------------------------------------------------------------------------
Maxim Integrated
   Products              Common Stock    57772K101   170,173,214   3,054,626   3,054,626
--------------------------------------------------------------------------------------------------------------------
Corporate Executive
   Board                 Common Stock    21988R102    20,360,428     542,800     542,800
--------------------------------------------------------------------------------------------------------------------
IDT Corporation          Common Stock    448947101     3,981,468     197,200     197,200
--------------------------------------------------------------------------------------------------------------------
IDT Corporation
   Class B               Common Stock    448927309    21,051,155   1,192,700   1,192,700
--------------------------------------------------------------------------------------------------------------------
Supertex Inc.            Common Stock    868532102    23,211,668   1,091,800   1,091,800
--------------------------------------------------------------------------------------------------------------------
Costar Group             Common Stock    22160N109     7,540,388     331,300     331,300
--------------------------------------------------------------------------------------------------------------------
Credit Acceptance
   Corporation           Common Stock    225310101    11,277,900   1,044,250   1,044,250
--------------------------------------------------------------------------------------------------------------------
Landec Corporation       Common Stock    514766104        96,200      26,000      26,000
--------------------------------------------------------------------------------------------------------------------
Lionbridge Technology    Common Stock    536252109     2,648,680   1,151,600   1,151,600
--------------------------------------------------------------------------------------------------------------------
INT Media Group Inc.     Common          44979N104       593,125     182,500     182,500
--------------------------------------------------------------------------------------------------------------------
   COLOUMN TOTALS                                    260,934,226
--------------------------------------------------------------------------------------------------------------------

                                       -------------------------------
Page 1 of 4                                     (SEC USE ONLY)
----------------------------------------------------------------------
                                                    Item 8:
                                          Voting Authority (Shares)
                                       -------------------------------
                           Item 7:
        Item 1:           Managers
    Name of Issuer      See Instr. V   (a) Sole    (b)Shared   (c)None
----------------------------------------------------------------------
Maxim Integrated
   Products                            3,054,626
----------------------------------------------------------------------
Corporate Executive
   Board                                 542,800
----------------------------------------------------------------------
IDT Corporation                          197,200
----------------------------------------------------------------------
IDT Corporation
   Class B                             1,192,700
----------------------------------------------------------------------
Supertex Inc.                          1,091,800
----------------------------------------------------------------------
Costar Group                             331,300
----------------------------------------------------------------------
Credit Acceptance
   Corporation                         1,044,250
----------------------------------------------------------------------
Landec Corporation                        26,000
----------------------------------------------------------------------
Lionbridge Technology                  1,151,600
----------------------------------------------------------------------
INT Media Group Inc.                     182,500
----------------------------------------------------------------------
   COLOUMN TOTALS
----------------------------------------------------------------------

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
Page 2 of 4           FORM 13F                                   Name of Reporting Manager  Account Management LLC
-------------------------------------------------------------------------------------------------------------------
                                                                                            Item 6:
                                                                                     Investment Discretion
                                                                  Item 5:    --------------------------------------
                                        Item 3:      Item 4:     Shares or                (b)Shared-
      Item 1:             Item 2:       CUSIP      Fair Market   Principal                As Defined     (c)Shared
  Name of Issuer      Title of Class    Number        Value       Amount      (a)Sole     in Instr. V     - Other
-------------------------------------------------------------------------------------------------------------------
Miller Industries      Common Stock    600551105    4,388,454    1,354,461   1,354,461
-------------------------------------------------------------------------------------------------------------------
Cyber Source
   Corporation         Common Stock    23251J106      763,807      355,259     355,259
-------------------------------------------------------------------------------------------------------------------
Net2Phone Inc.         Common Stock    64108N106      722,376      142,200     142,200
-------------------------------------------------------------------------------------------------------------------
Healthgate Data
   Corporation         Common Stock    42222H304      102,975      257,437     257,437
-------------------------------------------------------------------------------------------------------------------
Adtran                 Common Stock    00738A106      362,100       15,000      15,000
-------------------------------------------------------------------------------------------------------------------
The Advisory Board
   Company             Common Stock    00762W107      211,380        6,500       6,500
-------------------------------------------------------------------------------------------------------------------
Bright Horizons
   Family Solutions    Common Stock    109195107    4,670,995      158,500     158,500
-------------------------------------------------------------------------------------------------------------------
Orient Express         Common Stock    G67743107      164,000        8,000       8,000
-------------------------------------------------------------------------------------------------------------------
Corning Inc.           Common Stock    219350105    1,087,244      142,683     142,683
-------------------------------------------------------------------------------------------------------------------
Federal National
   Mortgage            Common Stock    313586109    1,597,600       20,000      20,000
-------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                                   14,070,931
-------------------------------------------------------------------------------------------------------------------

                                     -------------------------------
Page 2 of 4                                  (SEC USE ONLY)
--------------------------------------------------------------------
                                                  Item 8:
                                        Voting Authority (Shares)
                                     -------------------------------
                         Item 7:
      Item 1:           Managers
  Name of Issuer      See Instr. V    (a)Sole    (b)Shared   (c)None
--------------------------------------------------------------------
Miller Industries                    1,354,461
--------------------------------------------------------------------
Cyber Source
   Corporation                         355,259
--------------------------------------------------------------------
Net2Phone Inc.                         142,200
--------------------------------------------------------------------
Healthgate Data
   Corporation                         257,437
--------------------------------------------------------------------
Adtran                                  15,000
--------------------------------------------------------------------
The Advisory Board
   Company                               6,500
--------------------------------------------------------------------
Bright Horizons
   Family Solutions                    158,500
--------------------------------------------------------------------
Orient Express                           8,000
--------------------------------------------------------------------
Corning Inc.                           142,683
--------------------------------------------------------------------
Federal National
   Mortgage                             20,000
--------------------------------------------------------------------
   COLUMN TOTALS
--------------------------------------------------------------------

Page 3 of 4           FORM 13F                                   Name of Reporting Manager  Account Management LLC
------------------------------------------------------------------------------------------------------------------
                                                                                            Item 6:
                                                                                     Investment Discretion
                                                                  Item 5:    -------------------------------------
                                        Item 3:      Item 4:     Shares or                (b)Shared-
     Item 1:             Item 2:        CUSIP      Fair Market   Principal                As Defined     (c)Shared
 Name of Issuer       Title of Class    Number        Value       Amount      (a)Sole     in Instr. V     - Other
------------------------------------------------------------------------------------------------------------------
Sun Hydraulics         Common Stock    866942105    1,712.000     214,000     214,000
------------------------------------------------------------------------------------------------------------------
Hewlett Packard        Common Stock    428236103      215,280      12,000      12,000
------------------------------------------------------------------------------------------------------------------
AlTell                 Common Stock    020039103      441,511       7,948       7,948
------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome         Common Stock    37733W105      329,000       7,000       7,000
------------------------------------------------------------------------------------------------------------------
Exxon                  Common Stock    302290101      210,384       4,800       4,800
------------------------------------------------------------------------------------------------------------------
Cabot Corporation      Common Stock    127055101      479,050      13,000      13,000
------------------------------------------------------------------------------------------------------------------
Aradigm
   Corporation         Common Stock    038505103      730,850     155,500     155,500
------------------------------------------------------------------------------------------------------------------
Chevron
   Corporation         Common Stock    166751107      216,648       2,400       2,400
------------------------------------------------------------------------------------------------------------------
Cabot
   Microelectronics    Common Stock    12709P103      246,584       3,645       3,645
------------------------------------------------------------------------------------------------------------------
Pepsico                Common Stock    713344108      309,000       6,000       6,000
------------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                                    4,890,307
------------------------------------------------------------------------------------------------------------------

                                     ------------------------------
Page 3 of 4                                  (SEC USE ONLY)
-------------------------------------------------------------------
                                                Item 8:
                                       Voting Authority (Shares)
                         Item 7:     ------------------------------
      Item 1:           Managers
  Name of Issuer      See Instr. V   (a)Sole   (b)Shared   (c)None
-------------------------------------------------------------------
Sun Hydraulics                       214,000
-------------------------------------------------------------------
Hewlett Packard                       12,000
-------------------------------------------------------------------
AlTell                                 7,948
-------------------------------------------------------------------
Glaxo Wellcome                         7,000
-------------------------------------------------------------------
Exxon                                  4,800
-------------------------------------------------------------------
Cabot Corporation                     13,000
-------------------------------------------------------------------
Aradigm
   Corporation                       155,500
-------------------------------------------------------------------
Chevron
   Corporation                         2,400
-------------------------------------------------------------------
Cabot
   Microelectronics                    3,645
-------------------------------------------------------------------
Pepsico                                6,000
-------------------------------------------------------------------
   COLUMN TOTALS
-------------------------------------------------------------------

Page 4 of 4        FORM 13F                                   Name of Reporting Manager  Account Management LLC
----------------------------------------------------------------------------------------------------------------
                                                                                         Item 6:
                                                                                  Investment Discretion
                                                               Item 5:    --------------------------------------
                                     Item 3:      Item 4:     Shares or                (b)Shared-
     Item 1:           Item 2:       CUSIP      Fair Market   Principal                 As Defined    (c)Shared
 Name of Issuer    Title of Class    Number        Value       Amount      (a)Sole     in Instr. V     - Other
----------------------------------------------------------------------------------------------------------------
Invacare
   Corporation      Common Stock    461203101      560,240      14,900      14,900
----------------------------------------------------------------------------------------------------------------
Johnson and
   Johnson          Common Stock    478160104    1,293,820      22,000      22,000
----------------------------------------------------------------------------------------------------------------
Schlumberger        Common Stock    806857108      558,570       8,600       8,600
----------------------------------------------------------------------------------------------------------------
McLeodUSA Inc.      Common Stock    582266102        3,600      90,000      90,000
----------------------------------------------------------------------------------------------------------------
MCI Worldcomm       Common Stock    55268B106      121,320      18,000      18,000
----------------------------------------------------------------------------------------------------------------
AOL Time Warner
   Inc.             Common Stock    00184A105      193,930       8,200       8,200
----------------------------------------------------------------------------------------------------------------
Dean Foods Co.      Common Stock    242370104    3,823,860      50,500      50,500
----------------------------------------------------------------------------------------------------------------
Western Wireless
   CP "A"           Common Stock    95988E204       74,290       8,500       8,500
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
   COLUMN TOTALS                                 6,629,630
----------------------------------------------------------------------------------------------------------------

                                  ------------------------------
Page 4 of 4                               (SEC USE ONLY)
----------------------------------------------------------------
                                             Item 8:
                                    Voting Authority (Shares)
                     Item 7:      ------------------------------
     Item 1:        Managers
 Name of Issuer    See Instr. V   (a)Sole   (b)Shared   (c)None
----------------------------------------------------------------
Invacare
   Corporation                    14,900
----------------------------------------------------------------
Johnson and
   Johnson                        22,000
----------------------------------------------------------------
Schlumberger                       8,600
----------------------------------------------------------------
McLeodUSA Inc.                    90,000
----------------------------------------------------------------
MCI Worldcomm                     18,000
----------------------------------------------------------------
AOL Time Warner
   Inc.                            8,200
----------------------------------------------------------------
Dean Foods Co.                    50,500
----------------------------------------------------------------
Western Wireless
   CP "A"                          8,500
----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------
   COLUMN TOTALS
----------------------------------------------------------------